Financial Risk Management and Fair Values - Additional Information (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about financial instruments [Line Items]
Short-term bank deposits from ultimate holding company	¥ 10,873	¥ 8,611
Cash and bank balances	53,832	114,729
Interest and other income	15,885	15,883	¥ 16,005
Wealth management products	¥ 76,425	¥ 65,630
Foreign currency cash and deposits, percentage	3.30%	2.50%
Accounts receivables [member]
Disclosure of detailed information about financial instruments [Line Items]
Loss allowances increase	¥ 1,406
Accounts receivable, loss allowances	7,269
Interest rate risk [member]
Disclosure of detailed information about financial instruments [Line Items]
Cash and bank balances	361,567	¥ 407,202
Interest bearing receivables	24,260	13,650
Interest and other income	¥ 15,885	¥ 15,883	¥ 16,005
Average interest rate	3.33%	3.13%	3.44%
Sensitivity analysis, percentage	1.00%	1.00%	1.00%
Sensitivity analysis, increase/decrease in profit for the year and total equity	¥ 3,480	¥ 3,182	¥ 3,695